Equity (Schedule of Stockholders Equity) (Details) $ / shares in Units, $ in Billions	12 Months Ended
	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 USD ($) shares
Schedule of Stockholders Equity [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio		310
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.01	$ 0.01
Common Stock, Shares Authorized	1,100,000,000	1,100,000,000
Common Stock, Shares, Issued, Beginning Balance	480,136,039	479,767,470	412,600,700
Stock Issued During Period, Shares, New Issues	2,654,657	368,569	0
Stock Issued During Period, Shares, Conversion of Convertible Securities	0	0	67,166,770
Common Stock, Shares, Issued, Ending Balance	482,790,696	480,136,039	479,767,470
Treasury Stock, Shares	(810,585)	(41,148)	0
Common Stock, Shares, Outstanding	481,980,111	480,094,891	479,767,470
Common Stock, Value, Issued | $			$ 1.3